Cover	Jun. 17, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by LogicMark, Inc. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on June 17, 2022 (the “Original Form 8-K”), in which the Company reported that the audit committee of the Company’s board of directors approved the decision to change the Company’s independent registered public accounting firm. This Amendment No. 1 is being filed to (i) amend and restate Item 4.01 of the Original Form 8-K to make certain corrections to the disclosure required by Item 304(a)(1) of Regulation S-K and (ii) include as an exhibit under Item 9.01(d) of this Amendment No. 1 the letter addressed to the SEC from Marcum LLP, the Company’s former independent registered public accounting firm (“Marcum”), as to whether Marcum agrees with the statements made by the Company in this Amendment No. 1 with respect to Marcum.
Document Period End Date	Jun. 17, 2022
Entity File Number	001-36616
Entity Registrant Name	LogicMark, Inc.
Entity Central Index Key	0001566826
Entity Tax Identification Number	46-0678374
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2801 Diode Lane
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40299
City Area Code	502
Local Phone Number	442-7911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LGMK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false